STOCK PLAN (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance		5,617,500		5,617,500
Stock-based compensation expense		$ 55,051	$ 111,487	$ 307,918	$ 220,206
Unrecognized compensation expense		$ 578,000		$ 633,000
Weighted-average period for recognition		2 years 7 months 6 days		2 years 10 months 24 days
Fair value of share price				$ 0.53
Expected dividend yield		0.00%		0.00%
Fair value of option grant price per share		$ 0.53		$ 1.00
2017 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance		10,000,000		10,000,000
Exercise price	$ 1.00		$ 1.00	$ 1.00
Options, vesting period	5 years
Aggregate fair value of stock options	$ 1,101,028		$ 63,900	$ 63,900
2017 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options to purchase common stock	1,800,000		82,500	82,500